23. Other Operating Income and Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other Income and Expenses [Abstract]
BOLI income	$ 410	$ 445
Sale of Fixed Assets	6	382
Other Contracted Services	614	615
Bank Franchise Taxes	260	300
FDIC Insurance Costs	1,203	1,320
Software Licensing / Maintenance	642	656
Postage and Freight	293	342
Legal	336	389
Other Loan Expense	$ 332	$ 173